Employee Benefit and Related Expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Employee Benefit and Related Expenses

	2021	2020	2019
	Million	Million	Million
Salaries, wages, labor service expenses and other benefits	102,943	95,254	86,610
Retirement costs: contributions to defined contribution retirement plans	15,324	10,943	15,908
Share-based compensation expenses	413	232	—

	118,680	106,429	102,518

Summary of Benefit Plan Liabilities
The movement of defined benefit plan liabilities for the year is as follows:

	2021	2020
	Million	Million
As of January 1	4,615	—
Defined benefit costs included in profit or loss
- service cost	1,178	4,615
- interest cost	145	—
Defined benefit costs included in other comprehensive income	143	—
Payments during the year	(267)	—

As of December 31	5,814	4,615